ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Accrued employee payroll and welfare benefits	468,835	659,920
Franchise deposits	143,974	146,418
Accrued service fees	249,292	169,515
Payables for property and equipment	45,202	76,134
Others	115,368	275,361
	1,022,671	1,327,348